Commitments and contingencies (Details 1)	Dec. 31, 2016 USD ($)
Notes to Financial Statements
2017	$ 439,330
2018	452,510
2019	466,085
2020	480,068
2021	494,469
Thereafter	41,306
Total	$ 2,373,768